UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2002 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    March 31, 2002
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    113
Form 13F Information Table Value Total:    $138,203
List of Other Included Managers:
No.  13F File Number      Name

                                               Item 6:                               Item 8:
   Item 1:          Item 2:      Item 3:    Item 4:   Item 5:        Investment Discr Item 7:   Voting
Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or           (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal (a) Sole  As Defined (c) ShareSee
Instr (a) Sol (b) Shar(c) None
                                                                   Amount              in Instr.       Other
Abbott Laboratories        Common           002824100    2,432.9    46,253    46,253
                46,253
AER Energy Resources       Common           000944108       11.6    48,163    48,163
                  48,163
Agilent Technologies Inc.  Common           00846U101    1,314.0    37,586    37,586
                   37,586
Altera Corp.               Common           021441100      368.9    16,870    16,870
          16,870
American Int'l Group       Common           026874107    2,593.1    35,946    35,946
                35,946
American Power Conversion  Common           029066107    1,966.3   133,035   133,035
                        133,035
Amgen Inc.                 Common           031162100    2,095.4    35,111    35,111
            35,111
Anthracite Cap Inc.        Common           037023108    1,474.9   128,250   128,250
                128,250
AOL Time Warner            Common           00184A105    1,475.2    62,375    62,375
                  62,375
Applera Corp - App. Bio GrpCommon           038020103    2,382.0   106,575   106,575
                       106,575
Associated Estates Realty CCommon           045604105      584.7    57,156    57,156
                   57,156
Asyst Technologies         Common           04648X107    1,592.7    87,510    87,510
                87,510
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,237.9    42,685    42,685
               42,685
Avery Dennison             Common           053611109    2,015.2    33,020    33,020
              33,020
BB&T Corp                  Common           054937107    3,739.5    98,124    98,124
              98,124
BJ Wholesale Club          Common           05548J106    1,878.1    42,015    42,015
               42,015
BP PLC - Spon ADR          Common           055622104      803.9    15,139    15,139
                   15,139
Bristol-Meyers Squibb      Common           110122108    1,664.8    41,115    41,115
                 41,115
Caremark RX Inc.           Common            141705103     782.9    40,150    40,150
               40,150
Cedar Fair                 Dep. Unit        150185106    4,064.1   170,978   170,978
         170,978
Chart Industries Ind.      Common           16115Q100      196.5    93,575    93,575
              93,575
CIGNA Corp.                Common            125509109     202.8     2,000     2,000
             2,000
Cisco Systems              Common           17275R102    2,945.9   174,002   174,002
              174,002
CitiGroup Inc.             Common           172967101    1,567.3    31,649    31,649
            31,649
Cleveland-Cliffs Inc.      Common           185896107      249.7    11,349    11,349
             11,349
Comcast Corp. CL A         CL A             200300101    2,558.8    80,465    80,465
               80,465
Corinthian Colleges, Inc.  Common           218868107      466.2     9,222     9,222
               9,222
Credence Systems           Common           225302108      939.7    42,790    42,790
               42,790
Curon Medical Inc.         Common           231292103       50.0    12,500    12,500
              12,500
Cypress Semiconductor Corp.Common           232809109      345.0    15,000    15,000
                      15,000
Delano Technology Corp     Common            245701107      11.5    20,585    20,585
                   20,585
Developers Diversified RealCommon           251591103      378.0    18,000    18,000
                   18,000
Dow Chemical               Common           260543103      640.5    19,574    19,574
             19,574
Duke Realty Corp.          Common           264411505    1,516.5    58,325    58,325
                58,325
Electro Scientific Ind.    Common           285229100      818.6    22,335    22,335
             22,335
EMC Corporation            Common           268648102      380.5    31,925    31,925
                31,925
Emerson Electric           Common           291011104    1,911.0    33,298    33,298
              33,298
Expeditors Int'l Wash.     Common           302130109    2,814.2    46,135    46,135
                46,135
Exxon Mobil Corp.          Common           30231G102    4,145.5    94,581    94,581
                 94,581
Federal National Mortgage  Common           313586109      212.3     2,658     2,658
                  2,658
Fifth Third Bancorp        Common           316773100      689.0    10,210    10,210
              10,210
Fleet Boston Corp.         Common           33901A108      411.0    11,742    11,742
               11,742
General Electric           Common           369604103    1,752.9    46,806    46,806
            46,806
Genomic Solutions          Common           37243R109       33.4    20,747    20,747
               20,747
Genzyme                    Common           372917104    1,064.2    24,369    24,369
           24,369
Gilead Sciences Inc.       Common           375558103    1,764.9    49,040    49,040
               49,040
Grey Wolf, Inc.            Common            397888108      51.5    13,000    13,000
           13,000
Guidant Corp.              Common           401698105      489.5    11,300    11,300
            11,300
Harmonic, Inc.             Common           413160102      448.5    38,660    38,660
            38,660
Henry (Jack) & Assoc., Inc.Common           426281101    1,294.8    58,375    58,375
                    58,375
Hewlett Packard            Common           428236103      255.7    14,254    14,254
             14,254
HI/FN, Inc.                Common           428358105      122.7    10,400    10,400
          10,400
Home Depot                 Common           437076102      445.5     9,165     9,165
            9,165
Honeywell Int'l Inc.       Common            438516106     260.4     6,803     6,803
            6,803
IBM                        Common           459200101      363.4     3,494     3,494
      3,494
Illinois Tool Works        Common           452308109    3,322.0    45,916    45,916
               45,916
Inktomi Corp.              Common           457277101       83.1    24,100    24,100
           24,100
Intel                      Common           458140100    4,156.9   136,696   136,696
      136,696
Iomed, Inc.                Common           462028101       16.5    10,000    10,000
        10,000
JP Morgan Chase & Co.      Common           46625H100      278.1     7,800     7,800
                   7,800
Johnson & Johnson          Common           478160104      478.3     7,364     7,364
               7,364
KeyCorp                    Common           493267108      273.3    10,254    10,254
          10,254
Kimberly-Clark Corp        Common           494368103      334.4     5,173     5,173
               5,173
Lilly, Eli & Co.           Common           532457108      534.2     7,000     7,000
         7,000
Matria Healthcare Inc.     Common           576817100    1,284.2    52,955    52,955
                52,955
Maxim Integrated Products  Common           57772K101      273.5     4,909     4,909
                    4,909
Medimmune Inc.             Common           584699102    1,268.4    32,250    32,250
                32,250
Medtronic Inc.             Common           585055106    1,839.0    40,676    40,676
            40,676
Merck                      Common           589331107    1,693.5    29,411    29,411
         29,411
MFS Multimarket Income TrusSh.Ben.Int        552737108     262.0    42,533    42,533
                      42,533
Microsoft                  Common           594918104    3,723.0    61,731    61,731
          61,731
Minnesota Mining & Mfg.    Common            604059105     376.8     3,276     3,276
                   3,276
Morton Industrial Group, InCommon           619328107       30.1    43,026    43,026
                  43,026
National City Corp.        Common           635405103      282.2     9,174     9,174
             9,174
Neogen                     Common           640491106    4,061.0   257,025   257,025
          257,025
Nortel Networks Corp.      Common           656569100      432.3    96,280    96,280
                 96,280
Northern Trust Corp.       Common            665859104     210.4     3,500     3,500
               3,500
Nuance Communications, Inc.Common           669967101      141.5    20,715    20,715
                      20,715
Occidental Petroleum Corp. Common           674599105      872.6    29,934    29,934
                    29,934
Omnicom Group Inc.         Common           681919106    2,270.9    24,056    24,056
                  24,056
Parlex Corporation         Common           701630105      367.1    28,700    28,700
              28,700
Penn Virginia Resource PtnrCommon            707884102   1,153.7    48,375    48,375
                    48,375
Pfizer, Inc.               Common           717081103    3,186.7    80,189    80,189
        80,189
Plato Learning, Inc.       Common           72764Y100    4,149.5   234,567   234,567
                234,567
PNC Financial Serv. Group  Common           693475105      436.6     7,100     7,100
                   7,100
Power Integrations, Inc.   Common            739276103     744.8    39,095    39,095
                39,095
Procter & Gamble           Common           742718109    4,174.0    46,331    46,331
                46,331
Qwest Com Intl Inc         Common           749121109      219.1    26,657    26,657
               26,657
Royal Dutch Petroleum      Common           780257804    1,931.5    35,558    35,558
                   35,558
SBC Communications, Inc.   Common           78387G103      292.6     7,814     7,814
                     7,814
Schlumberger Ltd.          Common           806857108      302.9     5,150     5,150
             5,150
Sky Financial Group, Inc.  Common           83080P103      289.4    13,000    13,000
                 13,000
Sovereign Bancorp          Common           845905108    4,701.6   334,636   334,636
                 334,636
Steris Corp.               Common           859152100    1,363.7    65,375    65,375
          65,375
Suntrust Bks Inc           Common           867914103      333.7     5,000     5,000
            5,000
Target Corp.               Common           87612E106      245.8     5,700     5,700
          5,700
Texas Instruments          Common           882508104      452.0    13,657    13,657
              13,657
Thermo Electron Corp.      Common           883556102      489.2    23,600    23,600
                  23,600
TJX Companies, Inc.        Common           872540109    2,918.8    72,951    72,951
                 72,951
TRW                        Common           872649108      490.6     9,531     9,531
       9,531
Templeton Global Inc.Fund  Common           880198106      578.0    84,139    84,139
                    84,139
TYCO International Ltd.    Common           902124106    1,470.3    45,493    45,493
                   45,493
Ventana Medical Systems    Common           92276H106    1,055.0    52,100    52,100
                     52,100
Verizon Communications     Common           92343V104      868.2    18,832    18,832
                     18,832
Viacom Inc. - Cl B         CL B             925524308    1,913.5    39,560    39,560
           39,560
Vitesse Semiconductor Corp.Common           928497106    1,462.9   149,280   149,280
                       149,280
Wal-Mart Stores            Common            931142103     258.9     4,224     4,224
             4,224
Walgreen                   Common           931422109      404.4    10,320    10,320
         10,320
Washington Mutual, Inc.    Common            939322103   1,771.2    53,461    53,461
                   53,461
Watson Pharmaceuticals Inc Common           942683103    2,262.1    83,502    83,502
                     83,502
Wells Fargo Company        Common            949740104   2,036.2    41,218    41,218
                   41,218
Wyeth                      Common            983024100     860.0    13,100    13,100
        13,100
Xilinx, Inc.               Common            983919101     245.1     6,150     6,150
       6,150
13F REPORT  3RDQ 2001                       GRAND TOTAL 138,202.7